Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Risk
Impact on loss before income taxes
	June 30, 2025	June 30, 2024
Interest rates - increase/decrease by 1%	+/-12,301	+/-7,118

Schedule of Undiscounted Financial Liabilities

The table below summarises the maturities of the Company’s undiscounted financial liabilities, based on contractual payment dates.

	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	AUD$	AUD$	AUD$	AUD$	AUD$
June 30, 2025
Lease liabilities	-	22,277	66,832	790,235	879,344
Promissory notes	-	1,026,874	511,448	-	1,538,322
Secured borrowings	-	1,219,066	966,880	4,286,191	6,472,137
Income tax payable	-	-	-	-	-
Trade and other payables	-	4,083,460	5,755,168	2,906,002	12,744,630
Amount due to related parties	-		6,041,199	527,430	6,568,629
Total	-	6,351,677	13,341,527	8,509,858	28,203,062

June 30, 2024
Lease liabilities	-	31,962	95,885	1,107,924	1,235,771
Promissory notes	-	-	943,252	-	943,252
Secured borrowings	-	-	489,287	5,541,197	6,030,484
Income tax payable		128,927	184,036	-	312,963
Trade and other payables	-	5,171,490	1,533,687	3,161,341	9,866,518
Amount due to related parties	-	589,166	-	-	589,166
Total	-	5,921,545	3,246,147	9,810,462	18,978,154

June 30, 2023
Lease liabilities	-	31,962	95,885	1,235,771	1,363,618
Secured borrowings	-	396,881	-	2,078,569	2,475,450
Trade and other payables	-	1,776,345	-	-	1,776,345
Amount due to related parties	-	4,936,423	-	-	4,936,423
Total	-	7,141,611	95,885	3,314,340	10,551,836